Cash and cash equivalents - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [line items]
Bank balances	$ 116	$ 91
Bank overdrafts	$ 110	$ 89
Maximum [member]
Cash and cash equivalents [line items]
Short-term deposits maturity period	P3M